Related Party Revenue Fees Earned by and Expenses Reimbursable (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Total advisory revenue					$ 4,042
Total property management revenue	$ 9,137	$ 0	$ 17,849	$ 0	8,156	$ 0	$ 0
Insurance premiums					206
REIT II
Related Party Transaction [Line Items]
Total advisory revenue					3,238
Insurance premiums	$ 109		$ 189		206
REIT III
Related Party Transaction [Line Items]
Total advisory revenue					650
Insurance premiums					0
Necessity Retail Partners
Related Party Transaction [Line Items]
Total advisory revenue					105
Insurance premiums					0
Other Parties
Related Party Transaction [Line Items]
Total advisory revenue					49
Insurance premiums					0
Acquisition Fees
Related Party Transaction [Line Items]
Revenue from related parties					737
Acquisition Fees | REIT II
Related Party Transaction [Line Items]
Revenue from related parties					218
Acquisition Fees | REIT III
Related Party Transaction [Line Items]
Revenue from related parties					519
Acquisition Fees | Necessity Retail Partners
Related Party Transaction [Line Items]
Revenue from related parties					0
Acquisition Fees | Other Parties
Related Party Transaction [Line Items]
Revenue from related parties					0
Asset Management Fees
Related Party Transaction [Line Items]
Revenue from related parties					3,091
Asset Management Fees | REIT II
Related Party Transaction [Line Items]
Revenue from related parties					2,878
Asset Management Fees | REIT III
Related Party Transaction [Line Items]
Revenue from related parties					59
Asset Management Fees | Necessity Retail Partners
Related Party Transaction [Line Items]
Revenue from related parties					105
Asset Management Fees | Other Parties
Related Party Transaction [Line Items]
Revenue from related parties					49
Due Diligence Reimbursements
Related Party Transaction [Line Items]
Revenue from related parties					214
Due Diligence Reimbursements | REIT II
Related Party Transaction [Line Items]
Revenue from related parties					142
Due Diligence Reimbursements | REIT III
Related Party Transaction [Line Items]
Revenue from related parties					72
Due Diligence Reimbursements | Necessity Retail Partners
Related Party Transaction [Line Items]
Revenue from related parties					0
Due Diligence Reimbursements | Other Parties
Related Party Transaction [Line Items]
Revenue from related parties					0
Property Management Fees
Related Party Transaction [Line Items]
Revenue from related parties					1,790
Property Management Fees | REIT II
Related Party Transaction [Line Items]
Revenue from related parties					1,518
Property Management Fees | REIT III
Related Party Transaction [Line Items]
Revenue from related parties					15
Property Management Fees | Necessity Retail Partners
Related Party Transaction [Line Items]
Revenue from related parties					230
Property Management Fees | Other Parties
Related Party Transaction [Line Items]
Revenue from related parties					27
Leasing Commissions
Related Party Transaction [Line Items]
Revenue from related parties					1,009
Leasing Commissions | REIT II
Related Party Transaction [Line Items]
Revenue from related parties					782
Leasing Commissions | REIT III
Related Party Transaction [Line Items]
Revenue from related parties					15
Leasing Commissions | Necessity Retail Partners
Related Party Transaction [Line Items]
Revenue from related parties					196
Leasing Commissions | Other Parties
Related Party Transaction [Line Items]
Revenue from related parties					16
Construction Management Fees
Related Party Transaction [Line Items]
Revenue from related parties					412
Construction Management Fees | REIT II
Related Party Transaction [Line Items]
Revenue from related parties					365
Construction Management Fees | REIT III
Related Party Transaction [Line Items]
Revenue from related parties					4
Construction Management Fees | Necessity Retail Partners
Related Party Transaction [Line Items]
Revenue from related parties					36
Construction Management Fees | Other Parties
Related Party Transaction [Line Items]
Revenue from related parties					7
Expenses and Reimbursements
Related Party Transaction [Line Items]
Revenue from related parties					550
Expenses and Reimbursements | REIT II
Related Party Transaction [Line Items]
Revenue from related parties					339
Expenses and Reimbursements | REIT III
Related Party Transaction [Line Items]
Revenue from related parties					69
Expenses and Reimbursements | Necessity Retail Partners
Related Party Transaction [Line Items]
Revenue from related parties					65
Expenses and Reimbursements | Other Parties
Related Party Transaction [Line Items]
Revenue from related parties					77
Property Management Agreement
Related Party Transaction [Line Items]
Total property management revenue					3,761
Property Management Agreement | REIT II
Related Party Transaction [Line Items]
Total property management revenue					3,004
Property Management Agreement | REIT III
Related Party Transaction [Line Items]
Total property management revenue					103
Property Management Agreement | Necessity Retail Partners
Related Party Transaction [Line Items]
Total property management revenue					527
Property Management Agreement | Other Parties
Related Party Transaction [Line Items]
Total property management revenue					$ 127